Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Net income (loss)	$ (639)	$ 229
Adjustments to reconcile net (loss) to net cash used by operating activities:
Depreciation of premises and equipment	387	355
Amortization and accretion, net	512	234
Provision for loan losses	891	86
Deferred income taxes	53	118
ESOP expense	43	48
Stock option expense	100	92
Restricted stock award expense	146	136
Net gain on sale of securities	(782)	0
Net gain on sale of loans	(183)	(256)
Loans originated for sale	(8,575)	(13,599)
Proceeds from loans sold	8,532	12,212
Decrease (increase) in interest receivable	58	(76)
Increase in other assets	(1,560)	(980)
Decrease in accrued interest payable	(174)	(211)
Decrease in other liabilities	(148)	(293)
Net cash used by operating activities	(1,339)	(1,905)
Cash flows from investing activities:
Proceeds from sale of securities available for sale	23,482
Purchases of securities available for sale	(50,242)	(34,432)
Principal repayments, calls and maturities on securities available for sale	38,647	31,018
Net (increase) decrease in loans receivable	(23,702)	91
Additions to premises and equipment	(734)	(158)
(Purchase) redemption of FHLB stock	(128)	52
Net cash used by investing activities	(12,677)	(3,429)
Cash flows from financing activities:
Net increase in deposits	8,774	6,436
Proceeds from Federal Home Loan Bank Advances	17,300
Proceeds of long-term advances from Federal Home Loan Bank of N.Y.	5,575
Repayment of advances from Federal Home Loan Bank of N.Y.	(20,166)	(157)
Net increase (decrease) in payments by borrowers for taxes and insurance	70	(75)
Net cash provided by financing activities	11,553	6,204
Net increase (decrease) in cash and cash equivalents	(2,463)	870
Cash and cash equivalents-beginning	4,304	3,434
Cash and cash equivalents-ending	1,841	4,304
Supplemental information
Cash paid during the period for: Interest	3,169	3,878
Cash paid during the period for: Income taxes	$ 10	$ 118